CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 752,213	$ 840,305
Available for sale investments (Note 3a)	1,712	1,729
Accounts receivable, net (Note 18)	1,342,770	715,271
Unbilled revenue (Note 18)	623,121	428,684
Other receivables	56,760	35,394
Prepayments and other current assets	114,323	53,477
Income taxes receivable (Note 14)	50,299	28,118
Total current assets	2,941,198	2,102,978
Other Assets:
Property, plant and equipment, net (Note 7)	336,444	174,343
Goodwill (Note 4)	9,037,931	936,257
Intangible assets (Note 5)	4,710,843	66,460
Operating right-of-use assets (Note 23)	198,123	84,561
Other non-current assets	70,557	20,773
Non-current income taxes receivable (Note 14)	18,637	17,230
Deferred tax asset (Note 14)	48,392	12,705
Equity method investments (Note 3c)	2,373	4,534
Investments in equity-long term (Note 3b)	22,592	15,765
Total Assets	17,387,090	3,435,606
Current Liabilities:
Accounts payable	90,764	51,113
Unearned revenue (Note 18)	1,323,961	660,883
Other liabilities (Note 8)	949,629	399,769
Income taxes payable (Note 14)	59,433	12,178
Current bank credit lines and loan facilities (Note 24)	55,150	0
Total current liabilities	2,478,937	1,123,943
Other Liabilities:
Non-current bank credit lines and loan facilities (Note 24)	5,381,162	348,477
Non-current operating lease liabilities (Note 23)	159,483	60,801
Non-current other liabilities (Note 9)	41,861	26,366
Non-current government grants	735	838
Non-current income taxes payable (Note 14)	172,109	14,539
Deferred tax liability (Note 14)	1,085,976	10,406
Commitments and contingencies (Note 16)	0	0
Total Liabilities	9,320,263	1,585,370
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12), 52,788,093 shares issued and outstanding at December 31, 2020 and 53,622,206 shares issued and outstanding at December 31, 2019.	6,640	4,580
Additional paid-in capital	6,733,910	617,104
Other undenominated capital (Note 13 (a))	1,134	1,134
Accumulated other comprehensive income (Note 22)	(90,937)	(35,477)
Retained earnings	1,416,080	1,262,895
Total Shareholders’ Equity	8,066,827	1,850,236
Total Liabilities and Shareholders’ Equity	$ 17,387,090	$ 3,435,606